NEWBUILDINGS (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2024 vessel	Dec. 31, 2023 USD ($) dwt newbuilding vessel	Dec. 31, 2024 vessel	Dec. 31, 2023 USD ($) vessel dwt newbuilding	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Number of newbuildings under constructuion | newbuilding		4		4
Number of newbuildings acquired				6
Additions to newbuildings, related party amount | $				$ 177,931	$ 56,028	$ 152,460
Kamsarmax
Property, Plant and Equipment [Line Items]
Number of newbuildings under constructuion					10
Vessel tonnage | dwt		85,000		85,000
Number of newbuildings acquired		4		6
Additions to newbuildings, related party amount | $				$ 172,900	$ 53,400
Capitalized interest expense | $		$ 5,200		5,200	$ 2,400
Number of newbuildings					10
Committed amount | $				93,100
Sale leaseback agreement | $		$ 85,000		$ 85,000
Kamsarmax | Subsequent Event
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired	1
Kamsarmax | Forecast
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired	4		3